Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of cash flows [abstract]
Net (loss)/profit	$ (6,936,421)	$ 1,011,790	$ (51,159,048)
Non-cash adjustment:
Fair value (gain)/loss on convertible note		(3,357,628)	5,157,397
Fair value loss/(gain) on warrant liability	15,380	(694,516)	306,250
Fair value (gain)/loss on promissory notes		(705,565)	300,270
Fair value loss on warrant exchange		185,064
Fair value gain on Psyence Labs Ltd	(427,000)	(22,967)
Fair value loss on Digital Assets	110,242
Share of losses from Associate	45,239
Gain on debt settlement			(281,500)
Share-based compensation	155,341		317,882
Third party advisors share issuance	60,000	241,379
Depreciation	5,266	4,268	240
Foreign exchange	44,979	(9,860)	3,660
Listing expense			41,481,605
Transaction expenses			2,100,830
Changes in working capital:
Other receivables	27,569	(95,601)	107,622
Loan receivable	(252,985)
Prepaids	(1,004,061)	70,330	(245,075)
Accounts payable and accrued liabilities	13,444	(360,932)	(1,035,498)
Cash used in operating activities	(8,143,007)	(3,734,238)	(2,945,365)
Additions to equipment	(229)	(9,877)	(5,727)
Increase in restricted cash	(11,227)	(6,353)
Investment in Digital Assets	(500,000)
Investment in Psyence Labs Ltd	(4,000,000)
Cash used for investing activities	(4,511,456)	(16,230)	(5,727)
Proceeds received from convertible note		1,000,000	2,500,000
Payment of promissory note			(150,000)
Net proceeds received from ELOC	13,964,060	6,410,395
Net proceeds received for unit issuances		1,742,051
Cash provided from financing activities	13,964,060	9,152,446	2,350,000
Change in cash and cash equivalents	1,309,597	5,401,978	(601,092)
Cash and cash equivalents, beginning of year	6,135,166	733,188	1,334,280
Cash and cash equivalents, end of year	$ 7,444,763	$ 6,135,166	$ 733,188